Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-2
Statement to Securityholders
Determination Date: May 10, 2023

Payment Date	5/15/2023
Collection Period Start	4/1/2023
Collection Period End	4/30/2023
Interest Period Start	4/17/2023
Interest Period End	5/14/2023

Cut-Off Date Net Pool Balance	$1,410,746,433.50
Cut-Off Date Adjusted Pool Balance	$1,410,746,433.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Sep-20
Class A-2 Notes	$—	$—	$—	—	Sep-22
Class A-3 Notes	$—	$—	$—	—	May-24
Class A-4 Notes	$95,680,799.98	$95,680,799.98	$—	—	Feb-25
Class B Notes	$14,108,000.00	$14,108,000.00	$—	—	Mar-25
Class C Notes	$14,108,000.00	$14,108,000.00	$—	—	Apr-25
Class D Notes	$14,108,000.00	$14,108,000.00	$—	—	Jan-26
Total Notes	$138,004,799.98	$138,004,799.98	$—

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$141,531,666.06	$129,767,657.82	0.091985
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$141,531,666.06	$129,767,657.82
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$129,767,657.82
Reserve Account Balance	$3,526,866.08	$—

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.13163%	ACT/360	$—
Class A-2 Notes	$—	2.06000%	30/360	$—
Class A-3 Notes	$—	1.92000%	30/360	$—
Class A-4 Notes	$95,680,799.98	1.96000%	30/360	$156,278.64
Class B Notes	$14,108,000.00	2.16000%	30/360	$25,394.40
Class C Notes	$14,108,000.00	2.36000%	30/360	$27,745.73
Class D Notes	$14,108,000.00	2.69000%	30/360	$31,625.43
Total Notes	$138,004,799.98			$241,044.20

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$141,531,666.06	$129,767,657.82
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$141,531,666.06	$129,767,657.82
Number of Receivables Outstanding	24,124	23,312
Weighted Average Contract Rate	4.78%	4.79%
Weighted Average Remaining Term (months)	19	19

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$551,912.59
Principal Collections	$11,746,776.82
Liquidation Proceeds	$116,452.04
b. Repurchase Price	$—
c. Optional Purchase Price	$130,069,313.61
d. Reserve Account Excess Amount	$3,526,866.08
Total Available Funds	$146,011,321.14
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$146,011,321.14

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$117,943.06	$117,943.06	$—	$—	$145,893,378.08
Interest - Class A-1 Notes	$—	$—	$—	$—	$145,893,378.08
Interest - Class A-2 Notes	$—	$—	$—	$—	$145,893,378.08
Interest - Class A-3 Notes	$—	$—	$—	$—	$145,893,378.08
Interest - Class A-4 Notes	$156,278.64	$156,278.64	$—	$—	$145,737,099.44
First Allocation of Principal	$—	$—	$—	$—	$145,737,099.44
Interest - Class B Notes	$25,394.40	$25,394.40	$—	$—	$145,711,705.04
Second Allocation of Principal	$—	$—	$—	$—	$145,711,705.04
Interest - Class C Notes	$27,745.73	$27,745.73	$—	$—	$145,683,959.31
Third Allocation of Principal	$—	$—	$—	$—	$145,683,959.31
Interest - Class D Notes	$31,625.43	$31,625.43	$—	$—	$145,652,333.88
Fourth Allocation of Principal	$—	$—	$—	$—	$145,652,333.88
Reserve Account Deposit Amount	$—	$—	$—	$—	$145,652,333.88
Regular Principal Distribution Amount	$138,004,799.98	$138,004,799.98	$—	$—	$7,647,533.90
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$7,647,533.90
Remaining Funds to Certificates	$7,647,533.90	$7,647,533.90	$—	$—	$—
Total	$146,011,321.14	$146,011,321.14	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$141,531,666.06	$129,767,657.82
Note Balance	$138,004,799.98	$—
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,526,866.08	$129,767,657.82
Target Overcollateralization Amount	$3,526,866.08	$3,526,866.08
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$—
Beginning Reserve Account Balance	$3,526,866.08
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$3,526,866.08
Ending Reserve Account Balance	$—

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	4	$17,231.42
Liquidation Proceeds of Defaulted Receivables[1]	0.09%	101	$116,452.04
Monthly Net Losses (Liquidation Proceeds)			$(99,220.62)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.22)%
Second Preceding Collection Period			0.10%
Preceding Collection Period			(0.30)%
Current Collection Period			(0.88)%
Four-Month Average Net Loss Ratio			(0.33)%
Cumulative Net Losses for All Periods			$1,815,551.17
Cumulative Net Loss Ratio			0.13%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.54%	79	$697,568.25
60-89 Days Delinquent	0.17%	26	$222,010.03
90-119 Days Delinquent	0.05%	8	$66,242.21
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.76%	113	$985,820.49

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$3,286.37
Total Repossessed Inventory		1	$3,286.37

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		34	$288,252.24
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.19%
Current Collection Period			0.22%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.08	0.07%	11	0.05%